Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Operating Loss Carryforwards [Line Items]
Tax benefit from release of indemnified uncertain tax positions	$ 4,332	$ 1,779
Tax benefit for manufacturing deduction	2,805
State income tax expense	4,625
Non-deductible transaction costs	1,685
Nondeductible goodwill impairment			$ 34,577
Goodwill impairment deductible for tax purposes			8,423
Unrecognized tax benefits	3,803	8,101	10,242	$ 14,164
Accrued interest and penalties	3,035	5,497
Decrease in unrecognized tax benefits	4,360	2,210	4,056
Unrecognized tax benefit related to prior period adjustments	62	69	134
Deferred tax benefit related to reversed deferred tax liability			2,069
Undistributed income	26,749
Other Deferred Tax Assets
Operating Loss Carryforwards [Line Items]
Released valuation allowance	1,360
Tyco | Income Tax Liabilities
Operating Loss Carryforwards [Line Items]
Offsetting receivable	5,915
Tyco
Operating Loss Carryforwards [Line Items]
Decrease in unrecognized tax benefits	4,360	2,210
Decrease in uncertain tax positions related to accrued penalties and interest	2,458	$ 596
Unrecognized tax benefit related to prior period adjustments			3,809
State
Operating Loss Carryforwards [Line Items]
Operating loss carrying forwards	67,790
State | Tyco
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit related to state tax filing positions			$ 150
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carrying forwards	$ 37,369